Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2017	2016
Prepayments	$2,586	$877
Research and development tax credit	1,753	2,811
Value-added tax receivable	905	327
Interest receivable	98	—
Other	96	95
Total prepaid expenses and other current assets	$5,438	$4,110